CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL AND MEMBERS' EQUITY - USD ($)	Total	Class B Convertible Units [Member]	Class B Convertible Units	Series B redeemable preferred units	Series C redeemable preferred units	Preferred units	Series A preferred units	Common units [Member] Common Class A	Common units [Member] Common Class B [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss	Southcross Holdings Common [Member]	Southcross Holdings Common [Member] Class B Convertible Units [Member]	General Partner [Member]	General Partner [Member] Series A preferred units	Common Units	Common Units Class B Convertible Units [Member]	Common Units Series A preferred units	Class B Convertible Units [Member]	Subordinated Limited Partners [Member]	Subordinated Limited Partners [Member] Series A preferred units	valley wells [Member]	valley wells [Member] Southcross Holdings Common [Member]	valley wells [Member] General Partner [Member]	valley wells [Member] Common Units	valley wells [Member] Class B Convertible Units [Member]	valley wells [Member] Subordinated Limited Partners [Member]
BALANCE-Members' Equity at Dec. 31, 2011	$ (10,165,000)							$ 1,416,000	$ 57,000	$ (11,638,000)	$ 0			$ 0		$ 0				$ 0
BALANCE-Partners' Capital at Dec. 31, 2011																			$ 0
Increase (Decrease) in Shareholders' Equity
Net loss	(4,488,000)
Series A convertible preferred unit in-kind distribution and fair value adjustments	0
Deemed dividend on:
Preferred units			$ (2,693,000)	$ (4,696,000)	$ (2,012,000)	$ (13,249,000)
BALANCE-Members' Equity at Dec. 31, 2012	326,467,000							0	0	0	(477,000)			6,628,000		194,364,000				125,952,000
BALANCE-Partners' Capital at Dec. 31, 2012																			0
Increase (Decrease) in Shareholders' Equity
Net loss	(15,970,000)													(319,000)		(7,829,000)				(7,822,000)
Series A convertible preferred unit in-kind distribution and fair value adjustments	(1,670,000)													(1,670,000)	$ (33,000)			$ (838,000)			$ (799,000)
Contributions from general partner	(800,000)													(800,000)		0				0
Deemed dividend on:
Purchase and retirement of Partnership common units							$ 1,601,000											1,601,000
Distribution to partners	(35,928,000)													(742,000)		(17,597,000)				(17,589,000)
Accrued distribution equivalent rights on long-term incentive plan	(279,000)															(279,000)
Tax withholdings on unit-based compensation vested units	(264,000)															(264,000)
Distribution Made to Member or Limited Partner, Distribution Paid In-kind, Fair Value Disclosure	0													(33,000)		(17,000)				(16,000)
Net effect of cash flow hedges	267,000										267,000
BALANCE-Partners' Capital at Dec. 31, 2013	275,024,000							0	0	0	(210,000)			6,367,000		169,141,000			0	99,726,000
Deemed dividend on:
Accrued Distribution on Long Term Incentive Plan	(279,000)
Net loss	(1,289,000)										0			(26,000)		(757,000)				(506,000)
Series A convertible preferred unit in-kind distribution and fair value adjustments	33,000
Contributions from general partner	0										0			11,000		(6,000)				(5,000)
Preferred units	3,115,000										0			(3,115,000)		0				0
Repurchase and retirement of Southcross Energy LLC common units											144,715,000			0		144,715,000			0	0
Contribution by Southcross Energy LLC	(502,000)										0				(11,000)			$ (281,000)			(210,000)
Purchase and retirement of Partnership common units	432,000										0			0		432,000					0
Distribution to partners	(13,755,000)										0			(289,000)		(8,581,000)				(4,885,000)
Tax withholdings on unit-based compensation vested units											(1,000)			0		(1,000)			0	0
Distribution Made to Member or Limited Partner, Distribution Paid In-kind, Fair Value Disclosure														0
Net effect of cash flow hedges	104,000										104,000			0		0				0
BALANCE-Partners' Capital at Mar. 31, 2014	407,767,000										(106,000)			9,167,000		304,586,000				94,120,000
Deemed dividend on:
Accrued Distribution on Long Term Incentive Plan	(76,000)										0			0		(76,000)				0
BALANCE-Partners' Capital at Dec. 31, 2013	275,024,000							$ 0	$ 0	$ 0	(210,000)			6,367,000		169,141,000			0	99,726,000
Increase (Decrease) in Shareholders' Equity
Net loss	(37,731,000)											$ (6,409,000)		(626,000)		(15,155,000)			(7,436,000)	(8,105,000)
Series A convertible preferred unit in-kind distribution and fair value adjustments	(4,596,000)														(208,000)		$ (6,209,000)		9,610,000		(3,193,000)
Contributions from general partner	0													(222,000)		(142,000)				(80,000)
Deemed dividend on:
Preferred units	(11,316,000)													(9,991,000)		(809,000)			(171,000)	(345,000)
Repurchase and retirement of Southcross Energy LLC common units	144,671,000															144,671,000
Contribution by Southcross Energy LLC	(5,130,000)													(107,000)		(3,126,000)				(1,897,000)
Purchase and retirement of Partnership common units	9,947,000															9,947,000
Distribution to partners	(52,645,000)													(1,282,000)		(36,706,000)				(14,657,000)
Tax withholdings on unit-based compensation vested units	(3,532,000)															(3,532,000)
Distribution Made to Member or Limited Partner, Distribution Paid In-kind, Fair Value Disclosure														(207,000)
Net effect of cash flow hedges	210,000										210,000
BALANCE-Partners' Capital at Dec. 31, 2014	697,104,000										$ 0	77,320,000		12,385,000		259,735,000			298,833,000	48,831,000			$ 77,320,000
Deemed dividend on:
Proceeds from Issuance of Convertible Preferred Stock	324,413,000																0		324,413,000
Business Combination, Consideration Transferred	(98,625,000)													(1,972,000)		(45,420,000)			(27,925,000)	(23,308,000)
Series A Convertible preferred unit in-kind distributions and fair value adjustments	45,624,000															45,624,000
Accrued Distribution on Long Term Incentive Plan	(167,000)															(167,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net												33,165,000
Business Acquisition, Transaction Costs																							50,564,000
Net loss	(13,905,000)											(3,154,000)		(217,000)		(4,902,000)			(3,119,000)	(2,513,000)
Series A convertible preferred unit in-kind distribution and fair value adjustments	0												$ 0		$ (75,000)		$ (2,405,000)		3,712,000		(1,232,000)
Contributions from general partner	0											0		76,000		(50,000)			0	(26,000)
Preferred units	0
Purchase and retirement of Partnership common units	948,000											0		0		948,000			0		$ 0
Distribution to partners	(13,368,000)	$ (0.44)										0		(416,000)		(9,520,000)			0	(3,432,000)
Distribution Made to Member or Limited Partner, Distribution Paid In-kind, Fair Value Disclosure														(76,000)
BALANCE-Partners' Capital at Mar. 31, 2015	685,047,000											88,776,000		11,753,000		243,464,000			299,426,000	41,628,000
Deemed dividend on:
Accrued Distribution on Long Term Incentive Plan	(342,000)											$ 0		$ 0		$ (342,000)			$ 0	$ 0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 88,800,000
Business Acquisition, Transaction Costs																						$ 14,610,000	$ 14,610,000	$ 0	$ 0	$ 0	$ 0